INCOME TAXES - Reconciliation of Income Tax Provision (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Reconciliation of income taxes:
Income tax benefit computed at U.S. statutory rate			$ (3,624)	$ (5,477)
State income tax (net of federal benefit)			(1,478)	(1,150)
Change in federal rate from 34% to 21%				7,662
Change in valuation allowance			4,857	(1,039)
Research and development credits			(158)	(129)
Other			405	135
Income tax provision	$ 2	$ 2	$ 2	$ 2
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	34.00%